Managed Portfolio Series
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 22, 2024

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust hereby transmits on behalf of its series, Tremblant Global ETF (the “Fund”), Post Effective Amendment 594 to its Registration Statement, to respond to Staff comments regarding Post Effective Amendment 585, previously filed under Rule 485(a)(2) on January 29, 2024, and to submit for review certain financial information that was not included in Post Effective Amendment 585. Prior to effectiveness under Rule 485(a)(1), the Trust plans to request acceleration from the Staff to an effective date to be determined.

If you have any questions or require further information, do not hesitate to contact me at 414-721-8328 or john.hadermayer@usbank.com

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ John Hadermayer

John Hadermayer
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP